Robeco Investment Funds

Institutional Class

Robeco Boston Partners Large Cap Value Fund

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG Core Bond Fund

Robeco WPG 130/30 Large Cap Core Fund

Robeco WPG Small Cap Value Fund

SAM Sustainable Water Fund

SAM Sustainable Climate Fund

(each a “Fund,” and together, the “Funds”)

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated March 28, 2008

to Prospectus dated December 31, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The section entitled “Marketing Arrangement” on page 64 of the Prospectus is redesignated “Marketing Arrangements.” The last two sentences in such section are deleted and the following new paragraph is added at the end of such section:

Each Adviser, or its affiliates (“Adviser”) may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Funds managed by the Adviser, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and/or service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institutions sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Robeco Investment Funds

Investor Class

Robeco Boston Partners Large Cap Value Fund

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG Core Bond Fund

Robeco WPG 130/30 Large Cap Core Fund

SAM Sustainable Water Fund

SAM Sustainable Climate Fund

(each a “Fund,” and together, the “Funds”)

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated March 28, 2008

to Prospectus dated December 31, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The second paragraph under the section entitled “Marketing Arrangements” on page 59 of the Prospectus is removed in its entirety and replaced with the following new paragraph:

Each Adviser, or its affiliates (“Adviser”) may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Funds managed by the Adviser, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and/or service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institutions sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Robeco Investment Funds

Class A and Class C

SAM Sustainable Water Fund

SAM Sustainable Climate Fund

(each a “Fund,” and together, the “Funds”)

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated March 28, 2008

to Prospectus dated December 31, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The paragraph under the section entitled “Marketing Arrangements” on page 16 of the Prospectus is removed in its entirety and replaced with the following new paragraph:

The Adviser, or its affiliates (“Adviser”) may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution and/or servicing fees payable under a 12b-1 distribution or service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institutions sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.